AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.8%
Industrial – 54.2%
Basic – 2.7%
Arkema SA Series E 0.125%, 10/14/2026(a)	EUR	200	$202,431
Ecolab, Inc. 2.75%, 08/18/2055	U.S.$	525	329,009
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	831,469
6.125%, 02/26/2034(a)		385	395,250
Sealed Air Corp. 1.57%, 10/15/2026(a)		1,485	1,370,834
Smurfit Kappa Treasury ULC 5.20%, 01/15/2030(a)		2,503	2,538,149
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		536	560,286
Suzano Austria GmbH 6.00%, 01/15/2029		425	428,570

			6,655,998

Capital Goods – 6.4%
Caterpillar Financial Services Corp. 5.00%, 05/14/2027		868	879,845
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,502,830
5.10%, 04/20/2029		284	287,243
Eaton Corp. 4.15%, 03/15/2033		1,472	1,412,197
4.70%, 08/23/2052		380	350,707
John Deere Capital Corp. 4.70%, 06/10/2030		420	425,081
4.75%, 01/20/2028		933	941,162
4.85%, 10/11/2029		263	267,514
4.95%, 03/06/2026		594	596,934
4.95%, 07/14/2028		428	435,357
Parker-Hannifin Corp. 4.20%, 11/21/2034		1,305	1,225,416
4.45%, 11/21/2044		325	284,329
6.25%, 05/15/2038		490	537,668
Regal Rexnord Corp. 6.30%, 02/15/2030		104	107,853
Republic Services, Inc. 0.875%, 11/15/2025		614	582,714
1.75%, 02/15/2032		1,275	1,031,796
5.00%, 12/15/2033		417	419,276
Trane Technologies Financing Ltd. 3.50%, 03/21/2026		405	395,502
5.25%, 03/03/2033		154	157,610
Trane Technologies Global Holding Co., Ltd. 5.75%, 06/15/2043		495	517,662
Waste Management, Inc. 1.50%, 03/15/2031		470	385,980
4.95%, 07/03/2027		981	993,016
Xylem, Inc./NY 1.95%, 01/30/2028		1,725	1,574,498
2.25%, 01/30/2031		886	757,846

			16,070,036

Communications - Media – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		320	279,522
4.40%, 04/01/2033		390	352,519
6.10%, 06/01/2029		597	609,898
6.15%, 11/10/2026		12	12,215
6.38%, 10/23/2035		1,226	1,226,379
6.83%, 10/23/2055		630	608,598
Comcast Corp. 4.65%, 02/15/2033		590	582,083
Thomson Reuters Corp. 5.50%, 08/15/2035		570	587,156

			4,258,370

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 3.8%
AT&T, Inc. 2.25%, 02/01/2032	U.S.$	10	$8,331
2.55%, 12/01/2033		133	108,862
4.50%, 05/15/2035		710	669,307
5.40%, 02/15/2034		1,094	1,116,978
British Telecommunications PLC 9.625%, 12/15/2030(b)		70	86,784
Corning, Inc. 4.70%, 03/15/2037		62	58,988
5.45%, 11/15/2079		280	265,854
Sprint Capital Corp. 8.75%, 03/15/2032		1,070	1,303,830
T-Mobile USA, Inc. 2.70%, 03/15/2032		1,765	1,512,499
3.60%, 11/15/2060		445	309,069
3.875%, 04/15/2030		172	164,047
5.15%, 04/15/2034		497	499,928
TELUS Corp. 3.40%, 05/13/2032		1,194	1,060,166
Verizon Communications, Inc. 2.355%, 03/15/2032		416	348,035
2.55%, 03/21/2031		329	284,951
3.875%, 02/08/2029		835	807,974
4.50%, 08/10/2033		439	421,537
Vodafone Group PLC 4.875%, 06/19/2049		617	549,732

			9,576,872

Consumer Cyclical - Automotive – 4.5%
Aptiv PLC 4.40%, 10/01/2046		180	143,975
5.40%, 03/15/2049		215	195,497
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032		605	532,460
4.15%, 05/01/2052		395	300,386
Ford Motor Co. 3.25%, 02/12/2032		1,456	1,223,323
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		595	565,439
3.375%, 11/13/2025		572	557,671
6.05%, 03/05/2031		960	974,284
6.125%, 03/08/2034		253	253,324
General Motors Co. 5.60%, 10/15/2032		1,353	1,380,208
5.95%, 04/01/2049		395	388,633
General Motors Financial Co., Inc. 2.35%, 01/08/2031		145	121,604
2.70%, 06/10/2031		836	708,113
3.60%, 06/21/2030		71	65,213
3.85%, 01/05/2028		435	418,888
5.80%, 06/23/2028		311	319,431
6.05%, 10/10/2025		360	363,492
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		643	652,369
Lear Corp. 2.60%, 01/15/2032		1,827	1,531,603
4.25%, 05/15/2029		415	403,114
5.25%, 05/15/2049		345	313,959

			11,412,986

Consumer Cyclical - Other – 1.5%
MDC Holdings, Inc. 6.00%, 01/15/2043		1,130	1,179,201
PulteGroup, Inc. 6.00%, 02/15/2035		410	432,559
6.375%, 05/15/2033		965	1,041,044
7.875%, 06/15/2032		1,003	1,174,657

			3,827,461

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.8%
Home Depot, Inc. (The) 1.50%, 09/15/2028	U.S.$	1,425	$1,271,992
Lowe’s Cos., Inc. 5.80%, 09/15/2062		645	642,361

			1,914,353

Consumer Non-Cyclical – 12.9%
Abbott Laboratories 4.75%, 11/30/2036		1,065	1,064,271
AbbVie, Inc. 3.60%, 05/14/2025		474	468,322
4.80%, 03/15/2027		1,200	1,207,808
4.875%, 11/14/2048		1,275	1,200,036
Amgen, Inc. 6.375%, 06/01/2037		867	952,518
AstraZeneca PLC 6.45%, 09/15/2037		445	506,164
Baxalta, Inc. 4.00%, 06/23/2025		942	931,168
Biogen, Inc. 2.25%, 05/01/2030		30	26,109
Bristol-Myers Squibb Co. 3.70%, 03/15/2052		510	384,855
3.90%, 03/15/2062		495	367,974
4.25%, 10/26/2049		725	607,271
6.40%, 11/15/2063		1,078	1,204,396
Cardinal Health, Inc. 5.125%, 02/15/2029		717	726,414
Cencosud SA 5.95%, 05/28/2031(a)		740	748,325
Cigna Group (The) 2.375%, 03/15/2031		410	351,432
4.80%, 08/15/2038		600	568,910
Conagra Brands, Inc. 5.30%, 11/01/2038		545	530,207
CVS Health Corp. 4.78%, 03/25/2038		900	825,405
4.875%, 07/20/2035		1,305	1,246,963
5.70%, 06/01/2034		506	516,352
6.00%, 06/01/2063		936	922,086
Danaher Corp. 2.60%, 10/01/2050		225	142,030
DH Europe Finance II SARL 3.40%, 11/15/2049		450	332,768
Eli Lilly & Co. 4.50%, 02/09/2029		1,212	1,221,369
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)		945	786,649
General Mills, Inc. 2.25%, 10/14/2031		1,964	1,654,406
4.70%, 01/30/2027		217	216,644
Gilead Sciences, Inc. 4.50%, 02/01/2045		320	282,762
4.75%, 03/01/2046		375	341,593
4.80%, 04/01/2044		410	377,846
5.25%, 10/15/2033		21	21,586
HCA, Inc. 3.50%, 07/15/2051		425	291,669
3.625%, 03/15/2032		198	178,260
5.50%, 06/15/2047		735	700,346
IQVIA, Inc. 6.25%, 02/01/2029		327	342,766
Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041		200	148,641

	Principal Amount (000)		U.S. $ Value

Kenvue, Inc. 5.20%, 03/22/2063	U.S.$	1,478	$1,430,200
Kraft Heinz Foods Co. 6.875%, 01/26/2039		622	709,491
Medtronic, Inc. 4.375%, 03/15/2035		365	352,609
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,624,543
2.90%, 12/10/2061		225	138,522
Pfizer, Inc. 4.125%, 12/15/2046		775	657,250
7.20%, 03/15/2039		285	344,614
Roche Holdings, Inc. 2.13%, 03/10/2025(a)		1,970	1,934,017
Stryker Corp. 1.15%, 06/15/2025		1,008	973,202
Sutter Health 5.16%, 08/15/2033		182	186,050
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		340	230,395
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041		1,275	934,831
4.98%, 08/10/2030		370	377,971
Wyeth LLC 5.95%, 04/01/2037		265	286,270

			32,576,286

Services – 3.4%
Global Payments, Inc. 3.20%, 08/15/2029		1,970	1,805,367
5.95%, 08/15/2052		405	398,955
Mastercard, Inc. 1.90%, 03/15/2031		1,503	1,284,629
3.85%, 03/26/2050		2,565	2,084,618
Moody’s Corp. 5.00%, 08/05/2034		426	425,997
PayPal Holdings, Inc. 5.25%, 06/01/2062		600	565,513
S&P Global, Inc. 2.30%, 08/15/2060		590	318,096
2.90%, 03/01/2032		863	762,797
3.90%, 03/01/2062		235	181,308
4.25%, 05/01/2029		58	57,204
5.25%, 09/15/2033(a)		477	493,380
Verisk Analytics, Inc. 5.75%, 04/01/2033		264	277,401

			8,655,265

Technology – 14.7%
Analog Devices, Inc. 2.95%, 10/01/2051		1,091	736,645
5.05%, 04/01/2034		958	978,020
Apple, Inc. 4.10%, 08/08/2062		998	836,766
Applied Materials, Inc. 4.80%, 06/15/2029		538	546,674
Autodesk, Inc. 2.40%, 12/15/2031		2,712	2,299,442
Broadcom, Inc. 2.45%, 02/15/2031(a)		643	554,873
3.19%, 11/15/2036(a)		694	566,275
3.42%, 04/15/2033(a)		641	566,598
5.05%, 07/12/2027		477	481,358
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,256,992
2.90%, 12/01/2029		569	518,170
CDW LLC/CDW Finance Corp. 3.28%, 12/01/2028		986	913,685
4.125%, 05/01/2025		1,545	1,524,761

	Principal Amount (000)		U.S. $ Value

Cisco Systems, Inc. 5.05%, 02/26/2034	U.S.$	658	$672,967
5.35%, 02/26/2064		895	896,132
5.50%, 01/15/2040		1,075	1,115,658
5.90%, 02/15/2039		50	54,476
Dell International LLC/EMC Corp. 8.10%, 07/15/2036		579	703,825
Entegris, Inc. 4.75%, 04/15/2029(a)		390	376,268
Fiserv, Inc. 5.35%, 03/15/2031		572	586,844
5.625%, 08/21/2033		539	558,236
HP, Inc. 2.65%, 06/17/2031		650	562,429
International Business Machines Corp. 3.43%, 02/09/2052		575	409,163
4.00%, 06/20/2042		865	727,534
4.90%, 07/27/2052		735	677,090
Intuit, Inc. 5.50%, 09/15/2053		880	906,568
Jabil, Inc. 4.25%, 05/15/2027		1,429	1,402,061
5.45%, 02/01/2029		356	361,427
KLA Corp. 4.70%, 02/01/2034		485	482,864
5.00%, 03/15/2049		900	864,257
Lam Research Corp. 2.875%, 06/15/2050		1,220	819,671
3.125%, 06/15/2060		480	315,406
Micron Technology, Inc. 2.70%, 04/15/2032		2,298	1,950,961
5.875%, 02/09/2033		144	150,076
Microsoft Corp. 2.675%, 06/01/2060		500	315,251
3.04%, 03/17/2062		1,166	795,684
4.50%, 02/06/2057		738	694,874
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.25%, 05/11/2041		705	524,781
5.00%, 01/15/2033		365	361,233
Oracle Corp. 4.125%, 05/15/2045		673	540,958
6.90%, 11/09/2052		489	560,185
QUALCOMM, Inc. 4.65%, 05/20/2035		1,465	1,464,500
Salesforce, Inc. 2.90%, 07/15/2051		642	425,321
SK Hynix, Inc. 6.375%, 01/17/2028(a)		485	504,288
Skyworks Solutions, Inc. 3.00%, 06/01/2031		2,426	2,111,703
Texas Instruments, Inc. 4.10%, 08/16/2052		272	229,493
5.05%, 05/18/2063		739	707,707
VMware LLC 4.70%, 05/15/2030		545	539,410
Western Digital Corp. 2.85%, 02/01/2029		956	842,880

			36,992,440

Transportation - Railroads – 1.3%
Canadian Pacific Railway Co. 5.95%, 05/15/2037		1,644	1,742,839
CSX Corp. 6.00%, 10/01/2036		875	952,045
6.15%, 05/01/2037		599	658,492

			3,353,376

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.5%
Ashtead Capital, Inc. 5.95%, 10/15/2033(a)	U.S.$	436	$448,196
Ryder System, Inc. 5.375%, 03/15/2029		844	861,889

			1,310,085

			136,603,528

Financial Institutions – 34.2%
Banking – 24.4%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		400	357,746
4.80%, 04/18/2026(a)		600	593,359
AIB Group PLC 5.87%, 03/28/2035(a)		851	869,105
Ally Financial, Inc. 6.85%, 01/03/2030		602	630,527
6.99%, 06/13/2029		503	528,810
American Express Co. 5.645%, 04/23/2027		851	860,329
Banco Bilbao Vizcaya Argentaria SA 7.88%, 11/15/2034		600	670,602
Banco Santander SA 4.175%, 03/24/2028		400	389,077
4.25%, 04/11/2027		400	391,380
5.18%, 11/19/2025		200	199,090
5.29%, 08/18/2027		400	401,456
6.53%, 11/07/2027		400	412,040
9.625%, 05/21/2033(c)		200	228,242
Bank of America Corp. 2.97%, 02/04/2033		1,408	1,219,685
3.705%, 04/24/2028		530	513,711
3.85%, 03/08/2037		1,660	1,490,255
4.38%, 04/27/2028		375	370,052
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		268	271,131
6.25%, 09/16/2026(a)		1,009	1,018,436
Bank of New York Mellon Corp. (The) 5.61%, 07/21/2039		323	326,899
Barclays PLC 5.09%, 06/20/2030		535	521,372
6.22%, 05/09/2034		297	311,269
7.12%, 06/27/2034		544	587,411
BNP Paribas SA 2.87%, 04/19/2032(a)		200	171,936
4.625%, 02/25/2031(a)(c)		412	344,515
7.375%, 08/19/2025(a)(c)		690	692,660
CaixaBank SA 6.04%, 06/15/2035(a)		977	1,002,589
6.84%, 09/13/2034(a)		388	419,862
Capital One Financial Corp. 2.36%, 07/29/2032		726	576,850
5.46%, 07/26/2030		887	895,177
5.47%, 02/01/2029		116	117,140
6.05%, 02/01/2035		474	487,266
6.31%, 06/08/2029		365	378,630
Citibank NA 4.84%, 08/06/2029		878	882,604
Citigroup, Inc. 2.56%, 05/01/2032		1,456	1,241,556
5.45%, 06/11/2035		500	508,207
5.83%, 02/13/2035		467	472,156
Citizens Financial Group, Inc. 5.72%, 07/23/2032		663	670,042
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a)(c)	EUR	200	208,125
Credit Agricole SA 1.25%, 01/26/2027(a)	U.S.$	1,285	1,209,567
Series E 0.125%, 12/09/2027	EUR	200	194,957

	Principal Amount (000)		U.S. $ Value

Danske Bank A/S 7.00%, 06/26/2025(a)(c)	U.S.$	338	$338,610
Deutsche Bank AG/New York NY 2.31%, 11/16/2027		877	819,025
3.74%, 01/07/2033		920	772,419
6.72%, 01/18/2029		249	260,220
7.08%, 02/10/2034		391	405,844
7.15%, 07/13/2027		203	209,418
Discover Financial Services 7.96%, 11/02/2034		214	246,448
DNB Bank ASA 4.875%, 11/12/2024(a)(c)		339	336,502
Goldman Sachs Bank USA/New York NY 5.41%, 05/21/2027		864	870,009
Goldman Sachs Group, Inc. (The) 1.95%, 10/21/2027		805	753,152
Series P 8.46% (SOFR + 3.14%), 09/03/2024(c)(d)		441	441,632
HSBC Holdings PLC 2.10%, 06/04/2026		563	547,104
3.97%, 05/22/2030		550	522,094
4.755%, 06/09/2028		513	508,546
5.73%, 05/17/2032		1,244	1,269,662
5.89%, 08/14/2027		1,080	1,095,035
6.16%, 03/09/2029		200	207,142
7.40%, 11/13/2034		376	416,267
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	438,927
7.78%, 06/20/2054(a)		913	982,702
JPMorgan Chase & Co. 1.58%, 04/22/2027		647	610,397
1.95%, 02/04/2032		449	374,569
2.96%, 01/25/2033		1,953	1,700,870
4.98%, 07/22/2028		1,015	1,020,163
5.04%, 01/23/2028		959	963,062
5.77%, 04/22/2035		1,222	1,279,811
KBC Group NV 5.80%, 01/19/2029(a)		229	233,762
Lloyds Banking Group PLC 4.72%, 08/11/2026		380	377,237
5.72%, 06/05/2030		866	887,366
7.50%, 09/27/2025(c)		288	289,103
7.95%, 11/15/2033		533	609,215
M&T Bank Corp. 6.08%, 03/13/2032		734	748,768
Mizuho Financial Group, Inc. 5.38%, 07/10/2030		758	769,586
Morgan Stanley 5.04%, 07/19/2030		764	769,850
5.65%, 04/13/2028		1,206	1,228,233
5.94%, 02/07/2039		729	738,863
6.63%, 11/01/2034		431	474,956
Series G 1.51%, 07/20/2027		656	613,409
2.24%, 07/21/2032		302	252,228
Morgan Stanley Bank NA 5.50%, 05/26/2028		1,240	1,260,229
Nationwide Building Society 2.97%, 02/16/2028(a)		1,065	1,008,928
NatWest Group PLC 3.03%, 11/28/2035		268	230,305
8.125%, 11/10/2033(c)		276	285,419
Nordea Bank Abp 6.625%, 03/26/2026(a)(c)		343	341,776
Royal Bank of Canada Series G 5.07%, 07/23/2027		888	891,109
Santander Holdings USA, Inc. 6.50%, 03/09/2029		51	52,665

	Principal Amount (000)		U.S. $ Value

Santander UK Group Holdings PLC 2.47%, 01/11/2028	U.S.$	514	$479,701
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	361,180
Societe Generale SA 2.80%, 01/19/2028(a)		960	898,717
2.89%, 06/09/2032(a)		1,480	1,237,519
7.37%, 01/10/2053(a)		400	404,615
Standard Chartered PLC 2.61%, 01/12/2028(a)		920	861,925
6.19%, 07/06/2027(a)		390	396,011
Sumitomo Mitsui Financial Group, Inc. 5.32%, 07/09/2029		622	633,145
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(c)		1,000	874,260
Swedbank AB Series NC5 5.625%, 09/17/2024(a)(c)		400	399,631
Synchrony Financial 5.935%, 08/02/2030		250	251,595
UBS Group AG 9.25%, 11/13/2028(a)(c)		219	237,610
9.25%, 11/13/2033(a)(c)		202	229,472
UniCredit SpA 1.98%, 06/03/2027(a)		621	585,127
Westpac Banking Corp. Series G 4.32%, 11/23/2031		554	541,125

			61,480,093

Brokerage – 0.2%
Nomura Holdings, Inc. 5.78%, 07/03/2034		506	518,079

Insurance – 4.1%
Allianz SE 3.20%, 10/30/2027(a)(c)		1,400	1,177,523
Athene Global Funding 5.53%, 07/11/2031(a)		479	485,568
5.62%, 05/08/2026(a)		1,237	1,248,141
Centene Corp. 2.50%, 03/01/2031		1,295	1,085,972
2.625%, 08/01/2031		708	591,380
Elevance Health, Inc. 5.15%, 06/15/2029		224	228,444
Generali Series E 2.12%, 10/01/2030(a)	EUR	545	533,198
2.43%, 07/14/2031(a)		470	455,272
Humana, Inc. 5.375%, 04/15/2031	U.S.$	173	175,627
5.75%, 03/01/2028		177	182,246
5.95%, 03/15/2034		816	853,551
Met Tower Global Funding 5.25%, 04/12/2029(a)		980	1,002,920
Principal Life Global Funding II 5.10%, 01/25/2029(a)		514	519,792
Swiss RE Subordinated Finance PLC 5.70%, 04/05/2035(a)		600	606,335
UnitedHealth Group, Inc. 4.90%, 04/15/2031		965	975,376
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(a)		200	169,601

			10,290,946

Other Finance – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(a)		200	192,670

	Principal Amount (000)		U.S. $ Value

REITs – 5.4%
Alexandria Real Estate Equities, Inc. 3.80%, 04/15/2026	U.S.$	985	$965,524
American Tower Corp. 3.70%, 10/15/2049		510	380,106
3.80%, 08/15/2029		285	271,335
5.25%, 07/15/2028		270	273,634
5.55%, 07/15/2033		361	370,610
5.80%, 11/15/2028		424	439,598
Boston Properties LP 4.50%, 12/01/2028		1,400	1,344,286
6.75%, 12/01/2027		183	190,345
Crown Castle, Inc. 2.90%, 03/15/2027		1,029	978,241
3.10%, 11/15/2029		587	536,472
4.30%, 02/15/2029		955	930,730
5.60%, 06/01/2029		186	191,083
5.80%, 03/01/2034		197	204,826
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	705,095
Equinix, Inc. 1.55%, 03/15/2028	U.S.$	2,391	2,133,188
2.15%, 07/15/2030		711	611,855
3.90%, 04/15/2032		762	710,161
Newmark Group, Inc. 7.50%, 01/12/2029		269	282,310
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		765	636,640
Simon Property Group LP 5.85%, 03/08/2053		384	392,053
Trust Fibra Uno 7.375%, 02/13/2034(a)		406	404,782
Ventas Realty LP 5.70%, 09/30/2043		290	285,029
Weyerhaeuser Co. 3.375%, 03/09/2033		390	343,037
7.375%, 03/15/2032		22	25,025

			13,605,965

			86,087,753

Utility – 7.4%
Electric – 7.2%
Avangrid, Inc. 3.20%, 04/15/2025		1,515	1,490,290
3.80%, 06/01/2029		673	640,484
Commonwealth Edison Co. 3.00%, 03/01/2050		205	135,329
5.65%, 06/01/2054		866	886,709
Series 133 3.85%, 03/15/2052		465	357,462
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059		505	361,448
4.50%, 05/15/2058		855	717,941
Series A 4.125%, 05/15/2049		155	125,717
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	841,328
EDP Finance BV 1.71%, 01/24/2028(a)		970	872,084
Electricite de France SA 9.125%, 03/15/2033(a)(c)		206	228,550
Enel Finance International NV 2.50%, 07/12/2031(a)(b)		1,270	1,063,257
5.50%, 06/26/2034(a)		349	348,308
6.80%, 09/15/2037(a)		280	305,605
7.50%, 10/14/2032(a)		200	227,177
Engie Energia Chile SA 6.375%, 04/17/2034(a)		741	756,746
Engie SA 5.875%, 04/10/2054(a)		489	486,358

	Principal Amount (000)		U.S. $ Value

Florida Power & Light Co. 5.30%, 04/01/2053	U.S.$	595	$590,537
Iberdrola International BV Series NC9 1.825%, 08/09/2029(a)(c)	EUR	1,100	1,046,106
National Grid PLC 5.81%, 06/12/2033	U.S.$	339	348,421
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028		1,381	1,244,156
4.80%, 12/01/2077		325	303,044
6.70%, 09/01/2054		103	104,816
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,611	1,376,341
5.29%, 01/17/2034(a)		75	74,516
Public Service Electric & Gas Co. 3.10%, 03/15/2032		1,219	1,086,793
3.80%, 03/01/2046		615	495,535
3.85%, 05/01/2049		460	367,540
5.45%, 03/01/2054		354	359,768
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051		1,275	856,376

			18,098,742

Other Utility – 0.2%
American Water Capital Corp. 3.25%, 06/01/2051		735	514,189
3.45%, 05/01/2050		195	141,254

			655,443

			18,754,185

Total Corporates – Investment Grade (cost $254,779,576)			241,445,466

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.8%
Basic – 0.7%
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,040	1,742,935

Energy – 0.1%
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a)		300	292,026

			2,034,961

Financial Institutions – 0.2%
Banking – 0.2%
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	462,720

Total Emerging Markets – Corporate Bonds (cost $2,797,749)			2,497,681

SUPRANATIONALS – 0.4%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027 (cost $943,006)		970	902,405

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Consumer Cyclical – Automotive – 0.3%
Dana, Inc. 4.25%, 09/01/2030 (cost $958,303)		935	825,255

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Peru – 0.3%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a) (cost $721,689)		730	740,730

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a) (cost $518,545)	U.S.$	516	$526,932

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020 5.175%, 11/15/2049 (cost $6,176)		5	4,609

	Shares

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.20%(e)(f)(g) (cost $3,370,224)		3,370,224	3,370,224

	Principal Amount (000)

Time Deposits – 0.1%
Citibank, London 2.54%, 08/01/2024 (cost $282,386)	EUR	261	282,386

Total Short-Term Investments (cost $3,652,610)			3,652,610

Total Investments – 99.4% (cost $264,377,654)(h)			250,595,688
Other assets less liabilities – 0.6%			1,516,408

Net Assets – 100.0%			$252,112,096

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	17	September 2024	$3,491,242	$28,914
U.S. Ultra Bond (CBT) Futures	151	September 2024	19,323,281	826,727
Sold Contracts
Euro-BOBL Futures	4	September 2024	508,701	(9,567)
Euro-Bund Futures	10	September 2024	1,447,293	(27,597)
Euro-Schatz Futures	4	September 2024	459,198	(3,701)
U.S. 10 Yr Ultra Futures	169	September 2024	19,532,703	(522,563)

				$292,213

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	EUR	3,113	USD	3,353	08/08/2024	$(16,846)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $49,748,578 or 19.73% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Affiliated investments.
(h)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,276,445 and gross unrealized depreciation of investments was $(17,783,044), resulting in net unrealized depreciation of $(13,506,599).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

July 31, 2024 (unaudited)

72.5%	United States
5.5%	United Kingdom
2.4%	France
2.0%	Spain
2.0%	Italy
1.9%	Ireland
1.8%	Germany
1.7%	Canada
1.5%	Chile
1.0%	Brazil
1.0%	Switzerland
0.9%	Japan
0.6%	Peru
3.2%	Other
1.4%	Short-Term Investments
0.6%	Other Assets less Liabilities

100.0%	Total Net Assets

[1]

The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Australia, Belgium, Denmark, Finland, India, Mexico, Netherlands, Norway, Portugal, South Korea, Supranational and Sweden.

AB Sustainable Thematic Credit Portfolio

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$241,445,466	$-0-	$241,445,466
Emerging Markets - Corporate Bonds	-0-	2,497,681	-0-	2,497,681
Supranationals	-0-	902,405	-0-	902,405
Corporates - Non-Investment Grade	-0-	825,255	-0-	825,255
Quasi-Sovereigns	-0-	740,730	-0-	740,730
Governments - Sovereign Bonds	-0-	526,932	-0-	526,932
Local Governments - US Municipal Bonds	-0-	4,609	-0-	4,609
Short-Term Investments:
Investment Companies	3,370,224	-0-	-0-	3,370,224
Time Deposits	282,386	-0-	-0-	282,386

Total Investments in Securities	3,652,610	246,943,078	-0-	250,595,688
Other Financial Instruments*:
Assets
Futures	855,641	-0-	-0-	855,641
Liabilities
Futures	(563,428)	-0-	-0-	(563,428)
Forward Currency Exchange Contracts	-0-	(16,846)	-0-	(16,846)

Total	$3,944,823	$246,926,232	$-0-	$250,871,055

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,525	$62,927	$62,082	$3,370	$107